Even Keel Managed Risk Fund
FUND SUMMARY – EVEN KEEL MANAGED RISK FUND
Investment Objective:

The Even Keel Managed Risk Fund (the “Managed Risk Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Managed Risk Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Managed Risk Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 23 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Even Keel Managed Risk Fund	Class A Shares		Class C Shares		Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%	[1]	none	[2]	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%		1.00%		none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none		none	none	none	none
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%
[1]	A maximum contingent deferred sales charge ("CDSC") of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	A maximum contingent deferred sales charge ("CDSC") of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Even Keel Managed Risk Fund		Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Management Fees		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.50%	0.10%
Other Expenses	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[2]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses		1.07%	1.82%	1.07%	0.82%	1.32%	0.92%
Fee Waiver	[3]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses After Waiver		0.97%	1.72%	0.97%	0.72%	1.22%	0.82%
[1]	Other expenses are contractually limited to 0.25%.
[2]	Based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
[3]	Milliman Financial Risk Management LLC, (the "Adviser") has contractually agreed to waive its fees to ensure that Management Fees will not exceed 0.47% of the Fund's average daily net assets. This waiver will extend at least until January 31, 2016 for the Fund. In addition, Gemini Fund Services, LLC has agreed to waive its fees and to absorb expenses of the Fund to ensure that Other Expenses for the Fund (exclusive of any acquired fund fees and expenses) do not exceed 0.20%. This waiver will expire on November 3, 2015.

Example:
This Example is intended to help you compare the cost of investing in the Opportunities Managed Risk Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Managed Risk Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Even Keel Managed Risk Fund (USD $)	One Year	Three Years
Class A Shares	668	886
Class C Shares	275	563
Class F Shares	99	330
Class I Shares	74	252
Class R-1 Shares	124	408
Class R-2 Shares	84	283

Portfolio Turnover:

The Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Managed Risk Fund is designed to provide investors with risk-managed exposure to large capitalization companies. The Managed Risk Fund will typically invest in equity securities of domestic large capitalization companies, futures contracts on indices consisting of large capitalization companies (such as the S&P 500 Index), mutual funds or exchange traded funds (“ETFs”) that track an index consisting of large capitalization companies, futures contracts on U.S. Treasuries and cash and cash equivalents. The Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Managed Risk Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Managed Risk Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Managed Risk Fund’s investments. The Managed Risk Fund defines a large capitalization company as one whose market capitalization generally exceeds $10 billion.

The adviser’s allocations among the Managed Risk Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Fund. The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Managed Risk Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Fund. The Managed Risk Fund’s exposure to its given type of security will be adjusted based on market conditions. Exposure to the Managed Risk Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The adviser’s use of a managed risk strategy may limit the Managed Risk Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Managed Risk Fund while reducing risk over the long term. The adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Managed Risk Fund. The Managed Risk Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Managed Risk Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Managed Risk Fund’s share price and which can have a significant impact on the Managed Risk Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Limited History of Operations: The Managed Risk Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Managed Risk Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of securities held by the Managed Risk Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Underlying Fund Risk: Mutual funds and ETFs in which the Managed Risk Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Managed Risk Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

Because the Managed Risk Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.EvenKeelInvestments.com or by calling 1-855-754-7939.

Even Keel Opportunities Managed Risk Fund
FUND SUMMARY – EVEN KEEL OPPORTUNITIES MANAGED RISK FUND
Investment Objective:

The Even Keel Opportunities Managed Risk Fund (the “Opportunities Managed Risk Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Opportunities Managed Risk Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Opportunities Managed Risk Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 23 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Even Keel Opportunities Managed Risk Fund	Class A Shares		Class C Shares		Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	[1]	1.00%	[2]	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none		none	none	none	none
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%
[1]	A maximum contingent deferred sales charge ("CDSC") of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	A maximum contingent deferred sales charge ("CDSC") of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Even Keel Opportunities Managed Risk Fund		Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Management Fees		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.50%	0.10%
Other Expenses	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[2]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		1.12%	1.87%	1.12%	0.87%	1.37%	0.97%
Fee Waiver	[3]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses After Waiver		0.97%	1.72%	0.97%	0.72%	1.22%	0.82%
[1]	Other expenses are contractually limited to 0.25%.
[2]	Based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
[3]	Milliman Financial Risk Management LLC, (the "Adviser") has contractually agreed to waive its fees to ensure that Management Fees will not exceed 0.42% of the Fund's average daily net assets. This waiver will extend at least until January 31, 2016 for the Fund. In addition, Gemini Fund Services, LLC has agreed to waive its fees and to absorb expenses of the Fund to ensure that Other Expenses for the Fund (exclusive of any acquired fund fees and expenses) do not exceed 0.20%. This waiver will expire on November 3, 2015.

Example:
This Example is intended to help you compare the cost of investing in the Managed Risk Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Opportunities Managed Risk Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Opportunities Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Even Keel Opportunities Managed Risk Fund (USD $)	One Year	Three Years
Class A Shares	668	896
Class C Shares	275	573
Class F Shares	99	341
Class I Shares	74	263
Class R-1 Shares	124	419
Class R-2 Shares	84	294

Portfolio Turnover:

The Opportunities Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Opportunities Managed Risk Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Opportunities Managed Risk Fund is designed to provide investors with risk-managed exposure to small and medium capitalization companies. The Opportunities Managed Risk Fund will typically invest in equity securities of domestic small and medium capitalization companies, futures contracts on indices consisting of small and medium capitalization companies (such as the S&P 400 Index and the Russell 2000 Index), mutual funds or exchange traded funds (“ETFs”) that track an index consisting of small and medium capitalization companies, futures contracts on U.S. Treasuries and cash and cash equivalents. The Opportunities Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Fund defines a small capitalization company as one whose market capitalization is generally less than $2 billion. The Opportunities Managed Risk Fund defines a medium capitalization company as one whose market capitalization generally falls within the range of $2 billion to $10 billion.

The adviser’s allocations among the Opportunities Managed Risk Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Opportunities Managed Risk Fund. The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Opportunities Managed Risk Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Opportunities Managed Risk Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Opportunities Managed Risk Fund. The Opportunities Managed Risk Fund’s exposure to a given type of security will be adjusted based on market conditions. Exposure to the Opportunities Managed Risk Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The adviser’s use of a managed risk strategy may limit the Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Opportunities Managed Risk Fund while reducing risk over the long term. The adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Opportunities Managed Risk Fund. The Opportunities Managed Risk Fund is not intended to be a complete investment program. Many factors affect the Opportunities Managed Risk Fund’s net asset value and performance.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price and which can have a significant impact on the Opportunities Managed Risk Fund’s performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Opportunities Managed Risk Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Limited History of Operations: The Opportunities Managed Risk Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of securities held by the Opportunities Managed Risk Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Small and Medium Capitalization Company Risk:Securities of small and medium capitalization companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Fund Risk: Mutual funds and ETFs in which the Opportunities Managed Risk Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Opportunities Managed Risk Fund. As a result, the cost of investing in the Opportunities Managed Risk Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

Because the Opportunities Managed Risk Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.EvenKeelInvestments.com or by calling 1-855-754-7939.

Even Keel Traveler Managed Risk Fund
FUND SUMMARY – EVEN KEEL TRAVELER MANAGED RISK FUND
Investment Objective:

The Even Keel Traveler Managed Risk Fund (the “Traveler Managed Risk Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Traveler Managed Risk Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 23 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Even Keel Traveler Managed Risk Fund	Class A Shares		Class C Shares		Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	[1]	1.00%	[2]	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none		none	none	none	none
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%
[1]	A maximum contingent deferred sales charge ("CDSC") of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	A maximum contingent deferred sales charge ("CDSC") of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Even Keel Traveler Managed Risk Fund		Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Management Fees		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.50%	0.10%
Other Expenses	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[2]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses		1.12%	1.87%	1.12%	0.87%	1.37%	0.97%
Fee Waiver	[3]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses After Waiver		0.97%	1.72%	0.97%	0.72%	1.22%	0.82%
[1]	Other expenses are contractually limited to 0.25%.
[2]	Based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
[3]	Milliman Financial Risk Management LLC, (the "Adviser") has contractually agreed to waive its fees to ensure that Management Fees will not exceed 0.42% of the Fund's average daily net assets. This waiver will extend at least until January 31, 2016 for the Fund. In addition, Gemini Fund Services, LLC has agreed to waive its fees and to absorb expenses of the Fund to ensure that Other Expenses for the Fund (exclusive of any acquired fund fees and expenses) do not exceed 0.20%. This waiver will expire on November 3, 2015.

Example:
This Example is intended to help you compare the cost of investing in the Traveler Managed Risk Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Traveler Managed Risk Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Traveler Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Even Keel Traveler Managed Risk Fund (USD $)	One Year	Three Years
Class A Shares	668	896
Class C Shares	275	573
Class F Shares	99	341
Class I Shares	74	263
Class R-1 Shares	124	419
Class R-2 Shares	84	294

Portfolio Turnover:

The Traveler Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Traveler Managed Risk Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Traveler Managed Risk Fund’s performance.

Principal Investment Strategies:

The Traveler Managed Risk Fund is designed to provide investors with risk-managed exposure to securities of companies in foreign developed markets. The Traveler Managed Risk Fund will typically invest in equity securities of foreign developed market companies, futures contracts on indices consisting of foreign developed market companies (such as the FTSE 100 Index, the Eurostoxx 50 Index and the Nikkei 225 Index), mutual funds or exchange traded funds (“ETFs”) that track an index consisting of foreign developed market companies, futures contracts on U.S. Treasuries, currency futures and cash and cash equivalents. The Traveler Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Traveler Managed Risk Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Traveler Managed Risk Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Traveler Managed Risk Fund’s investments. The Traveler Managed Risk Fund defines a foreign developed market company as one that is listed on the FTSE 100 Index, the Eurostoxx 50 Index or the Nikkei 225 Index.

The adviser’s allocations among the Traveler Managed Risk Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Traveler Managed Risk Fund. The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Traveler Managed Risk Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Traveler Managed Risk Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Traveler Managed Risk Fund. The Traveler Managed Risk Fund’s exposure to its given type of security will be adjusted based on market conditions. Exposure to the Traveler Managed Risk Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The adviser’s use of a managed risk strategy may limit the Traveler Managed Risk Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Traveler Managed Risk Fund while reducing risk over the long term. The adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Traveler Managed Risk Fund. The Traveler Managed Risk Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Currency Risk: If the Traveler Managed Risk Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Traveler Managed Risk Fund’s investments in foreign currency-denominated securities may reduce the Traveler Managed Risk Fund’s returns.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Traveler Managed Risk Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Traveler Managed Risk Fund’s share price and which can have a significant impact on the Traveler Managed Risk Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Limited History of Operations: The Traveler Managed Risk Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Traveler Managed Risk Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of securities held by the Traveler Managed Risk Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Underlying Fund Risk: Mutual funds and ETFs in which the Traveler Managed Risk Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Traveler Managed Risk Fund. As a result, the cost of investing in the Traveler Managed Risk Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

Because the Traveler Managed Risk Fund has only recently commenced investment operations, no performance information is presented for the Traveler Managed Risk Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.EvenKeelInvestments.com or by calling 1-855-754-7939.

Even Keel Explorer Managed Risk Fund
FUND SUMMARY – EVEN KEEL EXPLORER MANAGED RISK FUND
Investment Objective:

The Even Keel Explorer Managed Risk Fund (the “Explorer Managed Risk Fund”) seeks to provide total return consistent with long-term capital preservation, while seeking to manage volatility and reduce downside risk during severe, sustained market declines.

Fees and Expenses of the Explorer Managed Risk Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Explorer Managed Risk Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 23 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Even Keel Explorer Managed Risk Fund	Class A Shares		Class C Shares		Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	5.75%		none		none	none	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	[1]	1.00%	[2]	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none		none		none	none	none	none
Redemption Fee (as a % of amount redeemed within 30 days of purchase)	1.00%		1.00%		1.00%	1.00%	1.00%	1.00%
[1]	A maximum contingent deferred sales charge ("CDSC") of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
[2]	A maximum contingent deferred sales charge ("CDSC") of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Even Keel Explorer Managed Risk Fund		Class A Shares	Class C Shares	Class F Shares	Class I Shares	Class R-1 Shares	Class R-2 Shares
Management Fees		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and Service (12b-1) Fees		0.25%	1.00%	0.25%	none	0.50%	0.10%
Other Expenses	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses	[2]	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses		1.17%	1.92%	1.17%	0.92%	1.42%	1.02%
Fee Waiver	[3]	0.05%	0.05%	0.05%	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses After Waiver		1.12%	1.87%	1.12%	0.87%	1.37%	0.97%
[1]	Other expenses are contractually limited to 0.25%.
[2]	Based on estimated amounts for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including mutual funds and exchange traded funds.
[3]	Gemini Fund Services, LLC has agreed to waive its fees and to absorb expenses of the Fund to ensure that Other Expenses for the Fund (exclusive of any acquired fund fees and expenses) do not exceed 0.20%. This waiver will expire on November 3, 2015.

Example:
This Example is intended to help you compare the cost of investing in the Explorer Managed Risk Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Explorer Managed Risk Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Explorer Managed Risk Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Even Keel Explorer Managed Risk Fund (USD $)	One Year	Three Years
Class A Shares	683	921
Class C Shares	290	598
Class F Shares	114	367
Class I Shares	89	288
Class R-1 Shares	139	444
Class R-2 Shares	99	320

Portfolio Turnover:

The Explorer Managed Risk Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Explorer Managed Risk Fund’s performance.

Principal Investment Strategies:

The Explorer Managed Risk Fund is designed to provide investors with risk-managed exposure to securities of companies in emerging markets. The Explorer Managed Risk Fund will typically invest in equity securities of emerging market companies, futures contracts on indices consisting of emerging market companies (such as the MSCI Emerging Markets Index), mutual funds or exchange traded funds (“ETFs”) that track an index consisting of emerging market companies, futures contracts on U.S. Treasuries, currency futures and cash and cash equivalents. The Explorer Managed Risk Fund will enter into both long and short positions with respect to the futures contracts. The Explorer Managed Risk Fund seeks to gain market exposure to broad market indices through its investments in futures contracts. The Explorer Managed Risk Fund will also use futures contracts to manage volatility and reduce downside risk by hedging the Explorer Managed Risk Fund’s investments. The Explorer Managed Risk Fund defines an emerging market company as one that is listed on the MSCI Emerging Markets Index.

The adviser’s allocations among the Explorer Managed Risk Fund’s investments are based in part on a proprietary risk management strategy, the Milliman Managed Risk StrategyTM, which helps manage risk within the Explorer Managed Risk Fund. The goal of the Milliman Managed Risk Strategy is to stabilize portfolio volatility and reduce downside risk. By combining the Explorer Managed Risk Fund’s actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Fund consistent with long-term capital preservation and to reduce market risk.

The Milliman Managed Risk Strategy is maintained through a series of risk management calculations, which are performed on a daily basis. These calculations are used as part of a process to determine which securities to hold or sell in the Explorer Managed Risk Fund. The Explorer Managed Risk Fund’s exposure to its given type of security will be adjusted based on market conditions. Exposure to the Explorer Managed Risk Fund’s equity portfolio is modulated in response to changes in market volatility and maintaining a capital protection strategy. The adviser’s use of a managed risk strategy may limit the Explorer Managed Risk Fund’s participation in market gains.

By combining the actively managed exposure to securities with the Milliman Managed Risk Strategy, the adviser attempts to generate total return for the Explorer Managed Risk Fund while reducing risk over the long term. The adviser’s strategy attempts to (i) stabilize portfolio volatility and (ii) reduce risk with an actively managed overlay strategy.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Explorer Managed Risk Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance.

• Currency Risk: If the Explorer Managed Risk Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Explorer Managed Risk Fund’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

• Emerging Market Risk: Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

• Futures Risk: Futures contract positions may not provide an effective hedge because changes in futures contract prices may not track those of the securities they are intended to hedge. Futures create leverage, which can magnify the Explorer Managed Risk Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Explorer Managed Risk Fund’s share price and which can have a significant impact on the Explorer Managed Risk Fund's performance. Futures are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

• Index Risk: If an investment is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

• Limited History of Operations: The Explorer Managed Risk Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk: The adviser's judgments about the attractiveness, value and potential appreciation of particular security or derivative in which the Fund invests or sells short may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall securities market risks may affect the value of securities held by the Explorer Managed Risk Fund. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities and futures markets.

• Underlying Fund Risk: Mutual funds and ETFs in which the Explorer Managed Risk Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Explorer Managed Risk Fund. As a result, the cost of investing in the Explorer Managed Risk Fund will be higher than the cost of investing directly in other investment companies and may be higher than other mutual funds that invest directly in securities. The market value of ETF shares may differ from their net asset value. Each mutual fund and ETF is subject to specific risks, depending on the nature of the fund.

Performance:

Because the Explorer Managed Risk Fund has only recently commenced investment operations, no performance information is presented for the Explorer Managed Risk Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.EvenKeelInvestments.com or by calling 1-855-754-7939.